Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	9 Months Ended
Sep. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

4. Short-Term Debt and Short-Term Debt from Related Parties

At September 30, 2016 and December 31, 2015, short-term debt and short-term debt from related parties consisted of the following:

	September 30,	December 31,
	2016	2015
Borrowings under lines of credit	$99.074	$109.230
Commercial Paper Program	613.801	-
Other financial liabilities	8.371	22
Short-term debt	$721.246	$109.252
Short-term debt from related parties (see Note 2.b)	98.886	19.052
Short-term debt and short-term debt from related parties	$820.132	$128.304

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At September 30, 2016 and December 31, 2015, cash and borrowings under lines of credit in the amount of $274.996 and $48.277 were offset under this cash management system.

Commercial paper programs are flexible financing instruments to obtain short-term funding on the money market. Typically, commercial paper maturities range from a few days up to under two years. The Company can issue short-term notes of up to €1,000,000 ($1,116,100).

Other financial liabilities

At September 30, 2016 and December 31, 2015, the Company had $8.371 and $22 of other financial liabilities which were mainly related to outstanding acquisition payments.

Short-term Debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. At September 30, 2016 and December 31, 2015, the Company borrowed from Fresenius SE €85.600 and €14.500 ($95.538 at September 30, 2016 and $15.786 at December 31, 2015) on an unsecured basis. For further information on short-term debt from related parties, see Note 2 b).